Debt Instruments Issued and Other Financial Liabilities	12 Months Ended
Dec. 31, 2019
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Debt Instruments Issued and Other Financial Liabilities

Note 20 - Debt Instruments Issued and Other Financial Liabilities

As of December 31, 2019 and 2018, composition of debt instruments issued and other financial liabilities is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Debt instruments issued
Mortgage finance bonds	40,933	53,463
Senior bonds	5,289,084	4,882,341
Subordinated bonds	1,078,339	1,074,320
Subtotals	6,408,356	6,010,124
Other financial liabilities
Liabilities with the public sector	10	10
Borrowings from local financial institutions	12,956	12,390
Foreign borrowings	—	—
Subtotals	12,966	12,400
Totals	6,421,322	6,022,524

Debt classified as short term includes demand obligations or obligations that will mature in less than one year. All other debt is classified as long term, and is detailed as follows:

	As of December 31, 2019
	Long term	Short term	Totals
	MCh$	MCh$	MCh$
Mortgage finance bonds	33,046	7,887	40,933
Senior bonds	4,645,463	643,621	5,289,084
Subordinated bonds	1,078,339	—	1,078,339
Debt instruments issued	5,756,848	651,508	6,408,356
Other financial liabilities	—	12,966	12,966

	As of December 31, 2018
	Long term	Short term	Totals
	MCh$	MCh$	MCh$
Mortgage finance bonds	43,029	10,434	53,463
Senior bonds	4,220,626	661,715	4,882,341
Subordinated bonds	1,052,111	22,209	1,074,320
Debt instruments issued	5,315,766	694,358	6,010,124
Other financial liabilities	—	12,400	12,400

The following tables provide with additional information, including maturities, for each type of debt issued as of December 31, 2019 and 2018.

Note 20 - Debt Instruments Issued and Other Financial Liabilities, continued

a)Mortgage finance bonds

Detail of maturities for mortgage finance bonds is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Within 1 year	7,887	10,434
After 1 year but within 2 years	6,508	7,612
After 2 years but within 3 years	6,072	7,092
After 3 years but within 4 years	5,524	6,516
After 4 years but within 5 years	5,121	5,908
After 5 years	9,821	15,901
Totals	40,933	53,463

b)Senior bonds

Details for senior bonds, by currency, are as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Bonds in UF	4,273,637	3,568,532
Bonds in CLP	481,083	416,116
Bonds in USD	—	529,363
Bonds in COP	534,364	368,330
Totals	5,289,084	4,882,341

Detail of maturities for senior bonds is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Due within 1 year	643,621	661,715
After 1 year but within 2 years	323,921	637,595
After 2 years but within 3 years	608,342	216,695
After 3 years but within 4 years	282,882	446,323
After 4 years but within 5 years	478,634	276,047
After 5 years	2,951,684	2,643,966
Totals	5,289,084	4,882,341

Note 20 - Debt Instruments Issued and Other Financial Liabilities, continued

The following table presents details for senior bonds issued:

Senior bonds issued during the year ended December 31, 2019

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BCORAM0710	UF	2,000,000	5 years and 5 months	3% annual	02/11/2019	07/01/2024
BCORAM0710	UF	3,000,000	5 years and 5 months	3% annual	02/15/2019	07/01/2024
BITACU0418	UF	2,000,000	9 years and 7 months	2% annual	02/25/2019	10/09/2028
BITACU0418	UF	2,000,000	9 years and 7 months	2% annual	02/26/2019	10/09/2028
BITACV0418	UF	2,000,000	10 years and 7 months	2% annual	03/07/2019	10/09/2029
BITACV0418	UF	2,000,000	10 years and 7 months	2% annual	03/14/2019	10/09/2029
BITACW0418	UF	2,500,000	11 years and 5 months	2% annual	05/07/2019	10/09/2030
BITACS0418	UF	2,000,000	7 years and 3 months	2% annual	07/03/2019	10/09/2026
Totals		17,500,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BCORBX0914	CLP	40,000,000	2 years and 2 months	5% annual	07/04/2019	09/01/2021
BCORBX0914	CLP	1,000,000	2 years and 2 months	5% annual	07/05/2019	09/01/2021
BCORBX0914	CLP	14,500,000	2 years and 2 months	5% annual	07/10/2019	09/01/2021
BCORBX0914	CLP	1,500,000	2 years and 2 months	5% annual	07/15/2019	09/01/2021
Totals		57,000,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
SUBSERIE A36	COP	163,035,000,000	3 years	6,13% annual	05/21/2019	05/21/2022
SUBSERIE C60	COP	186,965,000,000	5 years	2,86% annual	05/21/2019	05/21/2024
SERIE A SUBSERIE A60 – 60	COP	170,820,000,000	5 years	6,05% annual	10/16/2019	10/16/2024
SERIE C SUBSERIE C84 – 84	COP	50,000,000,000	7 years	2,28% annual	10/16/2019	10/16/2026
SERIE C SUBSERIE C120	COP	129,180,000,000	10 years	2,76% annual	10/16/2019	10/16/2029
Totals		700,000,000,000

Senior bonds issued during the year ended December 31, 2018

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BCORAQ0710	UF	2,000,000	10 years and 4 months	3% annual	02/06/2018	07/01/2028
BCORAR0710	UF	2,450,000	11 years and 4 months	3% annual	02/21/2018	07/01/2029
BCORAR0710	UF	5,000,000	11 years and 4 months	3% annual	03/14/2018	07/01/2029
BCORAN0710	UF	2,000,000	7 years and 5 months	3% annual	06/05/2018	07/01/2025
Totals		11,450,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
BCORBY0914	CLP	70,000,000,000	4 years and 5 months	5% annual	04/13/2018	09/01/2022
Totals		70,000,000,000

Serie	Currency	Amount	Term	Issuance rate	Placement date	Maturity date
SUBSERIE B30	COP	55,470,000,000	3 years and 6 months	1.20% annual	11/22/2018	05/10/2021
SUBSERIE C48	COP	258,706,000,000	4 years	2.91% annual	11/22/2018	11/01/2022
Totals		314,176,000,000

Note 20 - Debt Instruments Issued and Other Financial Liabilities, continued

c)Subordinated bonds

Details of subordinated bonds, by currency, are as follows

	As of December 31,
	2019	2018
	MCh$	MCh$
Bonds in UF	95,545	95,599
Bonds in CLP	796,564	781,925
Bonds in COP	186,230	196,796
Totals	1,078,339	1,074,320

Detail of maturities for subordinated bonds is as follows

	As of December 31,
	2019	2018
	MCh$	MCh$
Within 1 year	—	22,209
After 1 year but within 2 years	—	—
After 2 years but within 3 years	14,526	—
After 3 years but within 4 years	23,923	18,604
After 4 years but within 5 years	128,717	22,484
After 5 years	911,173	1,011,023
Totals	1,078,339	1,074,320

For the years ended December 31, 2019 and 2018 no issuance of subordinated bonds took place.

d)Others financial obligations

	As of December 31,
	2019	2018
	MCh$	MCh$
Within 1 year	—	—
After 1 year but within 2 years	—	—
After 2 years but within 3 years	—	—
After 3 years but within 4 years	—	—
After 4 years but within 5 years	—	—
After 5 years	—	—
Totals financial liabilities	—	—
Short-term financial liabilities
Amounts due to credit card transactions	12,956	12,390
Others	10	10
Totals short-term financial liabilities	12,966	12,400
Totals other financial liabilities	12,966	12,400

As of December 31, 2019 and 2018, the Bank has no financial debt covenants to comply with.